Schedule of company obligations by contractual maturity (Details)	Jun. 30, 2025 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 3,105,858
Less than a year	2,874,191
1 to 3 years	231,667
4 to 5 years
More than 5 years
OSR Operating Leases and Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	16,141
Less than a year	16,141
1 to 3 years
4 to 5 years
More than 5 years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	3,085,053
Less than a year	2,853,386
1 to 3 years	231,667
4 to 5 years
More than 5 years
Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	4,664
Less than a year	4,664
1 to 3 years
4 to 5 years
More than 5 years